Basis of Presentation, Recently Adopted Accounting Standards, Debt Securities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Basis of Presentation [Abstract]
Threshold period to place debt security on nonaccrual status	90 days
Other-than-temporary impairment on debt securities	$ 0